Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Charter Hire Receivable
Year ending	Amount
June 30, 2020	240,337
June 30, 2021	182,478
June 30, 2022	149,243
June 30, 2023	107,088
Thereafter	95,702
Total minimum lease revenue, net of address commissions	774,848